INSURANCE AND REINSURANCE CONTRACTS ASSETS AND LIABILITIES, Components of the Movement (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Components of the Movement [abstract]
Balances at the beginning of the period	S/ 9,567,014	S/ 8,595,335
Changes in the consolidated statement of income [Abstract]
Changes in estimates that adjust the CSM	(5,689)	(7,095)
Changes in estimates that result in losses and recoveries for contract losses onerous	(9,630)	(11,974)
Initial recognition contracts	30,894	20,513
Changes related to future services	15,575	1,444
CSM recognized for services provided	(125,610)	(128,639)
Changes in the risk adjustment recognized for the expired risk	(20,039)	(22,759)
Experience adjustments	829,682	871,424
Changes related to current services	684,033	720,026
Adjustments to liabilities for incurred claims	(703,341)	(754,697)
Result of the insurance service	(3,733)	(33,227)
Net financial expenses for insurance contracts	613,487
Net financial expenses for reinsurance contracts		1,188,204
Total changes in the consolidated income statement	609,754	1,154,977
Other changes	56,013	(125,495)
Cash flow [Abstract]
Premiums collected	1,500,797	1,091,817
Benefits and expenses paid	(1,077,186)	(1,085,630)
Acquisition fees paid	(80,588)	(63,990)
Net cash flow	343,023	(57,803)
Balances at the end of the period	10,575,804	9,567,014
Contractual service margin of insurance contracts under fair value approach	794,900
Insurance Contract Liabilities Measured Under General Model [Member]
Cash flow [Abstract]
Insurance contract liabilities	9,536,800	8,696,900
Insurance Contract Liabilities Measured Under Variable Fee Approach [Member]
Cash flow [Abstract]
Insurance contract liabilities	1,039,000	870,100
Present Value of Fulfillment Cash Flows [Member]
Components of the Movement [abstract]
Balances at the beginning of the period	8,220,567	7,186,948
Changes in the consolidated statement of income [Abstract]
Changes in estimates that adjust the CSM	(19,665)	50,644
Changes in estimates that result in losses and recoveries for contract losses onerous	(8,949)	4,483
Initial recognition contracts	(102,195)	(94,546)
Changes related to future services	(130,809)	(39,419)
CSM recognized for services provided	0	0
Changes in the risk adjustment recognized for the expired risk	0	0
Experience adjustments	829,682	871,245
Changes related to current services	829,682	871,245
Adjustments to liabilities for incurred claims	(713,268)	(764,140)
Result of the insurance service	(14,395)	67,686
Net financial expenses for insurance contracts	564,473
Net financial expenses for reinsurance contracts		1,140,937
Total changes in the consolidated income statement	550,078	1,208,623
Other changes	51,293	(100,717)
Cash flow [Abstract]
Premiums collected	1,500,797	1,091,817
Benefits and expenses paid	(1,077,186)	(1,085,630)
Acquisition fees paid	(80,588)	(80,474)
Net cash flow	343,023	(74,287)
Balances at the end of the period	9,164,961	8,220,567
Risk Adjustment [Member]
Components of the Movement [abstract]
Balances at the beginning of the period	144,207	254,151
Changes in the consolidated statement of income [Abstract]
Changes in estimates that adjust the CSM	4,441	(97,658)
Changes in estimates that result in losses and recoveries for contract losses onerous	(681)	(10,842)
Initial recognition contracts	9,628	8,226
Changes related to future services	13,388	(100,274)
CSM recognized for services provided	0	0
Changes in the risk adjustment recognized for the expired risk	(20,039)	(22,759)
Experience adjustments	0	5
Changes related to current services	(20,039)	(22,754)
Adjustments to liabilities for incurred claims	9,927	9,443
Result of the insurance service	3,276	(113,585)
Net financial expenses for insurance contracts	3,896
Net financial expenses for reinsurance contracts		7,125
Total changes in the consolidated income statement	7,172	(106,460)
Other changes	1,414	(3,484)
Cash flow [Abstract]
Premiums collected	0	0
Benefits and expenses paid	0	0
Acquisition fees paid	0	0
Net cash flow	0	0
Balances at the end of the period	152,793	144,207
Contractual Service Margin (CSM) [Member]
Components of the Movement [abstract]
Balances at the beginning of the period	1,202,240	1,154,236
Changes in the consolidated statement of income [Abstract]
Changes in estimates that adjust the CSM	9,535	39,919
Changes in estimates that result in losses and recoveries for contract losses onerous	0	(5,615)
Initial recognition contracts	123,461	106,833
Changes related to future services	132,996	141,137
CSM recognized for services provided	(125,610)	(128,639)
Changes in the risk adjustment recognized for the expired risk	0	0
Experience adjustments	0	174
Changes related to current services	(125,610)	(128,465)
Adjustments to liabilities for incurred claims	0	0
Result of the insurance service	7,386	12,672
Net financial expenses for insurance contracts	45,118
Net financial expenses for reinsurance contracts		40,142
Total changes in the consolidated income statement	52,504	52,814
Other changes	3,306	(21,294)
Cash flow [Abstract]
Premiums collected	0	0
Benefits and expenses paid	0	0
Acquisition fees paid	0	16,484
Net cash flow	0	16,484
Balances at the end of the period	S/ 1,258,050	S/ 1,202,240